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The Income Fund of America, Inc.
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 421 9360

October 5, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Income Fund of America, Inc.
File Nos. 002-33371 and 811-01880

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 9/29/06 of Registrant's Post-Effective Amendment No. 63 under the Securities Act of 1933 and Amendment No. 44 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan
Secretary

cc: Laura Hatch (Division of Investment Management)